Allowance for expected credit losses - Disclosure of Generation of Multiple Economic Assumptions by Quarter and by Year (Details)	Jun. 30, 2023	Dec. 31, 2022
Upside
Five year average [Abstract]
Gross domestic product	1.30%	1.80%
Unemployment rate	3.10%	3.20%
House price growth	4.30%	4.50%
Commercial real estate price growth	3.40%	1.30%
UK Bank Rate	6.07%	4.22%
CPI inflation	4.50%	5.50%
Base case
Five year average [Abstract]
Gross domestic product	0.90%	1.40%
Unemployment rate	4.90%	4.80%
House price growth	(0.10%)	0.20%
Commercial real estate price growth	0.10%	(1.80%)
UK Bank Rate	4.46%	3.06%
CPI inflation	3.80%	5.00%
Downside
Five year average [Abstract]
Gross domestic product	0.40%	0.80%
Unemployment rate	6.90%	6.50%
House price growth	(4.40%)	(5.40%)
Commercial real estate price growth	(3.90%)	(6.40%)
UK Bank Rate	2.62%	1.65%
CPI inflation	3.10%	4.40%
Severe downside
Five year average [Abstract]
Gross domestic product	(0.20%)	0.10%
Unemployment rate	9.20%	8.80%
House price growth	(9.90%)	(9.80%)
Commercial real estate price growth	(10.10%)	(11.60%)
UK Bank Rate – modelled	1.32%	0.76%
UK Bank Rate – adjusted	5.00%	4.18%
CPI inflation – modelled	2.20%	3.60%
CPI inflation – adjusted	6.20%	7.70%
Probability-weighted
Five year average [Abstract]
Gross domestic product	0.80%	1.20%
Unemployment rate	5.40%	5.20%
House price growth	(1.10%)	(1.20%)
Commercial real estate price growth	(1.10%)	(3.10%)
UK Bank Rate – modelled	4.08%	2.76%
UK Bank Rate – adjusted	4.45%	3.10%
CPI inflation – modelled	3.60%	4.90%
CPI inflation – adjusted	4.00%	5.30%
2022 | Upside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Gross domestic product		4.10%
Unemployment rate		3.50%
House price growth		2.40%
Commercial real estate price growth		(9.40%)
UK Bank Rate		1.94%
CPI inflation		9.00%
2022 | Base case
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Gross domestic product		4.00%
Unemployment rate		3.70%
House price growth		2.00%
Commercial real estate price growth		(11.80%)
UK Bank Rate		1.94%
CPI inflation		9.00%
2022 | Downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Gross domestic product		3.90%
Unemployment rate		3.80%
House price growth		1.60%
Commercial real estate price growth		(13.90%)
UK Bank Rate		1.94%
CPI inflation		9.00%
2022 | Severe downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Gross domestic product		3.70%
Unemployment rate		4.10%
House price growth		1.10%
Commercial real estate price growth		(17.30%)
UK Bank Rate – modelled		1.94%
UK Bank Rate - adjusted		2.44%
CPI inflation – modelled		9.00%
CPI inflation - adjusted		9.70%
2022 | Probability-weighted
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Gross domestic product		4.00%
Unemployment rate		3.70%
House price growth		1.90%
Commercial real estate price growth		(12.30%)
UK Bank Rate – modelled		1.94%
UK Bank Rate - adjusted		1.99%
CPI inflation – modelled		9.00%
CPI inflation - adjusted		9.10%
2022 Q1 | Base case
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Gross domestic product		0.60%
Unemployment rate		3.70%
House price growth		11.10%
Commercial real estate price growth		18.00%
UK Bank Rate		0.75%
CPI inflation		6.20%
2022 Q2 | Base case
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Gross domestic product		0.10%
Unemployment rate		3.80%
House price growth		12.50%
Commercial real estate price growth		18.00%
UK Bank Rate		1.25%
CPI inflation		9.20%
2022 Q3 | Base case
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Gross domestic product		(0.30%)
Unemployment rate		3.60%
House price growth		9.80%
Commercial real estate price growth		8.40%
UK Bank Rate		2.25%
CPI inflation		10.00%
2022 Q4 | Base case
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Gross domestic product		(0.40%)
Unemployment rate		3.70%
House price growth		2.00%
Commercial real estate price growth		(11.80%)
UK Bank Rate		3.50%
CPI inflation		10.70%
2023 | Upside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Gross domestic product	0.80%	0.10%
Unemployment rate	3.30%	2.80%
House price growth	(3.30%)	(2.80%)
Commercial real estate price growth	2.30%	8.50%
UK Bank Rate	5.39%	4.95%
CPI inflation	7.90%	8.30%
2023 | Base case
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Gross domestic product	0.20%	(1.20%)
Unemployment rate	4.10%	4.50%
House price growth	(5.40%)	(6.90%)
Commercial real estate price growth	(3.90%)	(3.30%)
UK Bank Rate	5.06%	4.00%
CPI inflation	7.90%	8.30%
2023 | Downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Gross domestic product	(0.60%)	(3.00%)
Unemployment rate	4.90%	6.30%
House price growth	(6.90%)	(11.10%)
Commercial real estate price growth	(9.20%)	(15.00%)
UK Bank Rate	4.73%	2.93%
CPI inflation	7.90%	8.20%
2023 | Severe downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Gross domestic product	(1.50%)	(5.20%)
Unemployment rate	6.10%	9.00%
House price growth	(9.30%)	(14.80%)
Commercial real estate price growth	(17.50%)	(28.80%)
UK Bank Rate – modelled	4.26%	1.41%
UK Bank Rate - adjusted	5.69%	7.00%
CPI inflation – modelled	7.90%	8.20%
CPI inflation - adjusted	9.80%	14.30%
2023 | Probability-weighted
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Gross domestic product	0.00%	(1.80%)
Unemployment rate	4.30%	5.00%
House price growth	(5.60%)	(7.70%)
Commercial real estate price growth	(5.00%)	(5.80%)
UK Bank Rate – modelled	4.98%	3.70%
UK Bank Rate - adjusted	5.12%	4.26%
CPI inflation – modelled	7.90%	8.30%
CPI inflation - adjusted	8.10%	8.90%
2023 Q1 | Base case
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Gross domestic product	0.10%	(0.40%)
Unemployment rate	3.90%	4.00%
House price growth	1.60%	(3.00%)
Commercial real estate price growth	(18.80%)	(16.90%)
UK Bank Rate	4.25%	4.00%
CPI inflation	10.20%	10.00%
2023 Q2 | Base case
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Gross domestic product	(0.10%)	(0.40%)
Unemployment rate	4.00%	4.40%
House price growth	(2.50%)	(8.40%)
Commercial real estate price growth	(21.40%)	(19.80%)
UK Bank Rate	5.00%	4.00%
CPI inflation	8.70%	8.90%
2023 Q3 | Base case
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Gross domestic product	0.10%	(0.20%)
Unemployment rate	4.20%	4.70%
House price growth	(6.40%)	(9.80%)
Commercial real estate price growth	(17.90%)	(15.90%)
UK Bank Rate	5.50%	4.00%
CPI inflation	7.30%	8.00%
2023 Q4 | Base case
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Gross domestic product	(0.10%)	(0.10%)
Unemployment rate	4.40%	4.90%
House price growth	(5.40%)	(6.90%)
Commercial real estate price growth	(3.90%)	(3.30%)
UK Bank Rate	5.50%	4.00%
CPI inflation	5.30%	6.10%
2024 | Upside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Gross domestic product	1.60%	1.10%
Unemployment rate	2.70%	3.00%
House price growth	2.40%	6.50%
Commercial real estate price growth	6.50%	3.50%
UK Bank Rate	7.00%	4.98%
CPI inflation	4.20%	4.20%
2024 | Base case
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Gross domestic product	0.30%	0.50%
Unemployment rate	4.70%	5.10%
House price growth	(3.20%)	(1.20%)
Commercial real estate price growth	(0.20%)	0.90%
UK Bank Rate	5.44%	3.38%
CPI inflation	4.00%	3.70%
2024 | Downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Gross domestic product	(1.50%)	(0.50%)
Unemployment rate	7.10%	7.50%
House price growth	(8.20%)	(9.80%)
Commercial real estate price growth	(7.00%)	(3.70%)
UK Bank Rate	3.67%	1.39%
CPI inflation	3.80%	3.30%
2024 | Severe downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Gross domestic product	(2.80%)	(1.00%)
Unemployment rate	9.80%	10.70%
House price growth	(14.60%)	(18.00%)
Commercial real estate price growth	(16.50%)	(9.90%)
UK Bank Rate – modelled	1.73%	0.20%
UK Bank Rate - adjusted	7.00%	4.88%
CPI inflation – modelled	3.50%	2.60%
CPI inflation - adjusted	7.40%	9.00%
2024 | Probability-weighted
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Gross domestic product	(0.20%)	0.20%
Unemployment rate	5.30%	5.80%
House price growth	(4.10%)	(3.20%)
Commercial real estate price growth	(1.90%)	(0.80%)
UK Bank Rate – modelled	5.00%	2.94%
UK Bank Rate - adjusted	5.53%	3.41%
CPI inflation – modelled	4.00%	3.60%
CPI inflation - adjusted	4.30%	4.30%
2024 Q1 | Base case
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Gross domestic product	0.10%
Unemployment rate	4.50%
House price growth	(9.10%)
Commercial real estate price growth	(3.50%)
UK Bank Rate	5.50%
CPI inflation	4.80%
2024 Q2 | Base case
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Gross domestic product	0.10%
Unemployment rate	4.70%
House price growth	(9.50%)
Commercial real estate price growth	(3.50%)
UK Bank Rate	5.50%
CPI inflation	3.60%
2024 Q3 | Base case
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Gross domestic product	0.10%
Unemployment rate	4.80%
House price growth	(6.20%)
Commercial real estate price growth	(2.00%)
UK Bank Rate	5.50%
CPI inflation	3.80%
2024 Q4 | Base case
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Gross domestic product	0.20%
Unemployment rate	4.90%
House price growth	(3.20%)
Commercial real estate price growth	(0.20%)
UK Bank Rate	5.25%
CPI inflation	3.70%
2025 | Upside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Gross domestic product	0.90%	1.70%
Unemployment rate	3.00%	3.30%
House price growth	7.80%	9.00%
Commercial real estate price growth	1.80%	2.60%
UK Bank Rate	6.57%	4.63%
CPI inflation	3.70%	3.30%
2025 | Base case
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Gross domestic product	0.70%	1.60%
Unemployment rate	5.20%	5.30%
House price growth	0.80%	2.90%
Commercial real estate price growth	(0.30%)	2.80%
UK Bank Rate	4.63%	3.00%
CPI inflation	3.00%	2.30%
2025 | Downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Gross domestic product	0.40%	1.40%
Unemployment rate	7.70%	7.60%
House price growth	(6.30%)	(5.60%)
Commercial real estate price growth	(3.70%)	0.40%
UK Bank Rate	2.37%	0.98%
CPI inflation	2.30%	1.30%
2025 | Severe downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Gross domestic product	0.30%	1.30%
Unemployment rate	10.40%	10.40%
House price growth	(14.30%)	(11.50%)
Commercial real estate price growth	(9.00%)	(1.30%)
UK Bank Rate – modelled	0.48%	0.13%
UK Bank Rate - adjusted	4.94%	3.31%
CPI inflation – modelled	1.40%	(0.10%)
CPI inflation - adjusted	5.50%	4.10%
2025 | Probability-weighted
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Gross domestic product	0.60%	1.50%
Unemployment rate	5.80%	5.90%
House price growth	(0.70%)	0.70%
Commercial real estate price growth	(1.50%)	1.60%
UK Bank Rate – modelled	4.12%	2.59%
UK Bank Rate - adjusted	4.56%	2.91%
CPI inflation – modelled	2.80%	2.10%
CPI inflation - adjusted	3.20%	2.50%
2026 | Upside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Gross domestic product	1.50%	2.10%
Unemployment rate	3.40%	3.40%
House price growth	7.50%	8.00%
Commercial real estate price growth	2.40%	2.30%
UK Bank Rate	5.76%	4.58%
CPI inflation	3.30%	3.00%
2026 | Base case
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Gross domestic product	1.50%	2.10%
Unemployment rate	5.30%	5.10%
House price growth	2.80%	4.40%
Commercial real estate price growth	1.20%	3.10%
UK Bank Rate	3.69%	3.00%
CPI inflation	2.20%	1.70%
2026 | Downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Gross domestic product	1.40%	2.10%
Unemployment rate	7.60%	7.20%
House price growth	(2.50%)	(1.50%)
Commercial real estate price growth	(1.40%)	1.40%
UK Bank Rate	1.30%	1.04%
CPI inflation	0.90%	0.30%
2026 | Severe downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Gross domestic product	1.20%	2.10%
Unemployment rate	10.10%	9.70%
House price growth	(9.10%)	(4.20%)
Commercial real estate price growth	(6.10%)	3.20%
UK Bank Rate – modelled	0.08%	0.14%
UK Bank Rate - adjusted	3.88%	3.25%
CPI inflation – modelled	(0.50%)	(1.60%)
CPI inflation - adjusted	4.20%	1.60%
2026 | Probability-weighted
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Gross domestic product	1.40%	2.10%
Unemployment rate	5.90%	5.70%
House price growth	1.40%	2.90%
Commercial real estate price growth	0.10%	2.30%
UK Bank Rate – modelled	3.23%	2.60%
UK Bank Rate - adjusted	3.61%	2.91%
CPI inflation – modelled	1.90%	1.40%
CPI inflation - adjusted	2.30%	1.70%
2027 | Upside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Gross domestic product	2.00%
Unemployment rate	3.30%
House price growth	7.30%
Commercial real estate price growth	3.80%
UK Bank Rate	5.63%
CPI inflation	3.30%
2027 | Base case
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Gross domestic product	2.10%
Unemployment rate	5.00%
House price growth	4.80%
Commercial real estate price growth	3.80%
UK Bank Rate	3.50%
CPI inflation	2.00%
2027 | Downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Gross domestic product	2.10%
Unemployment rate	7.10%
House price growth	2.20%
Commercial real estate price growth	2.20%
UK Bank Rate	1.04%
CPI inflation	0.40%
2027 | Severe downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Gross domestic product	1.80%
Unemployment rate	9.50%
House price growth	(1.80%)
Commercial real estate price growth	(0.40%)
UK Bank Rate – modelled	0.04%
UK Bank Rate - adjusted	3.50%
CPI inflation – modelled	(1.30%)
CPI inflation - adjusted	3.90%
2027 | Probability-weighted
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Gross domestic product	2.00%
Unemployment rate	5.50%
House price growth	4.10%
Commercial real estate price growth	2.90%
UK Bank Rate – modelled	3.05%
UK Bank Rate - adjusted	3.40%
CPI inflation – modelled	1.60%
CPI inflation - adjusted	2.10%